UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21076

Registrant Name:	PIMCO Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau 1633 Broadway New York, NY 10019

Registrant’s telephone number, including area code:	844-337-4626

Date of Fiscal Year End:	May 31, 2014

Date of Reporting Period:	August 31, 2014

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II

August 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 154.1%
CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
ADT Corp.	$900	$839
4.125% due 06/15/2023

Total Corporate Bonds & Notes (Cost $807)		839

MUNICIPAL BONDS & NOTES 148.8%
ALABAMA 4.6%
Alabama Docks Department State Revenue Bonds, Series 2010	2,000	2,287
6.000% due 10/01/2040
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005
5.000% due 11/15/2030	1,000	1,012
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (a)	21,000	12,759
6.500% due 10/01/2053	16,000	18,359

		34,417

ARIZONA 12.4%
Arizona Health Facilities Authority Revenue Bonds, Series 2008
5.000% due 01/01/2035	3,500	3,676
5.500% due 01/01/2038	2,860	3,091
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2008
5.000% due 09/01/2039	29,700	30,796
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2010
5.250% due 10/01/2040	1,500	1,616
Pinal County, Arizona Electric District No. 3 Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	1,947
5.250% due 07/01/2041	3,700	4,087
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039	10,000	11,079
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	9,000	10,309
5.000% due 12/01/2037	22,400	25,547

		92,148

CALIFORNIA 20.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.000% due 04/01/2034	1,430	1,652
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	6,000	6,772
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2048	5,000	5,651
California Health Facilities Financing Authority Revenue Bonds, (NPFGC/IBC Insured), Series 2007
5.000% due 11/15/2042	6,300	6,778
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,500	1,636
8.080% due 11/15/2036	5,000	6,002
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	3,000	3,604
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	2,875	3,380
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	2,925	3,225
5.000% due 06/01/2037	1,590	1,723
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	5,200	5,758
5.250% due 03/01/2038	2,500	2,743
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	9,500	11,328
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	5,945	6,821
5.500% due 03/01/2040	5,750	6,592
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	4,890	5,819
6.750% due 02/01/2038	17,415	20,716
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	2,510	2,765
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	1,000	1,091
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,104
6.000% due 08/15/2042	5,690	6,836
6.500% due 11/01/2021	710	839

Hayward Unified School District, California General Obligation Bonds, Series 2008	2,000	2,142
5.000% due 08/01/2033
Indian Wells Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2006	1,500	1,501
4.750% due 09/01/2034
Los Angeles Community College District, California General Obligation Bonds, (FGIC Insured), Series 2007	2,000	2,200
5.000% due 08/01/2032
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007	4,000	4,277
5.000% due 07/01/2039
Los Angeles Unified School District, California General Obligation Bonds, (AMBAC Insured), Series 2005	5,000	5,201
5.000% due 07/01/2030
M-S-R Energy Authority, California Revenue Bonds, Series 2009	1,750	2,361
6.500% due 11/01/2039
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008	2,000	2,196
5.000% due 08/01/2033
Newport Beach, California Revenue Bonds, Series 2011	3,000	3,866
5.875% due 12/01/2030
Peralta Community College District, California General Obligation Bonds, Series 2009	500	548
5.000% due 08/01/2039
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008	2,000	2,197
5.000% due 05/01/2038
San Marcos Unified School District, California General Obligation Bonds, Series 2011	3,300	3,640
5.000% due 08/01/2038
Santa Clara County, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2007	2,000	2,156
5.750% due 02/01/2041
Torrance, California Revenue Bonds, Series 2010	4,725	5,037
5.000% due 09/01/2040

		150,157

COLORADO 2.3%
Aurora, Colorado Revenue Bonds, Series 2010	5,800	6,189
5.000% due 12/01/2040
Colorado Health Facilities Authority Revenue Bonds, Series 2007	1,000	1,005
5.900% due 08/01/2037
Colorado Health Facilities Authority Revenue Bonds, Series 2010	6,045	6,586
5.000% due 01/01/2040
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010	1,000	1,097
5.625% due 12/01/2040
Public Authority for Colorado Energy Revenue Bonds, Series 2008	1,430	1,956
6.500% due 11/15/2038

		16,833

CONNECTICUT 0.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011	1,000	1,082
5.000% due 07/01/2041
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010	1,250	1,485
7.875% due 04/01/2039

		2,567

FLORIDA 8.0%
Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2009	1,000	1,149
7.000% due 04/01/2039
Broward County, Florida Airport System Revenue Bonds, Series 2009	600	691
5.375% due 10/01/2029
Broward County, Florida Airport System Revenue Bonds, Series 2012	12,100	13,278
5.000% due 10/01/2042
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009	8,500	9,516
5.250% due 10/01/2034
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009	1,000	1,075
5.250% due 12/01/2039
Florida Development Finance Corp. Revenue Notes, Series 2011	340	364
6.500% due 06/15/2021
Florida State General Obligation Bonds, Series 2009	7,900	8,757
5.000% due 06/01/2038
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2005	1,830	1,883
5.000% due 11/15/2031
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2008	3,000	3,382
5.625% due 11/15/2037
Leesburg, Florida Revenue Bonds, Series 2002	3,000	3,002
5.500% due 07/01/2032
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010	10,000	10,784
5.000% due 07/01/2040
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007	500	491
5.750% due 07/01/2037
Sumter Landing Community Development District, Florida Revenue Bonds, (NPFGC Insured), Series 2005	5,000	5,003
4.750% due 10/01/2035

		59,375

GEORGIA 0.6%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2010	1,500	1,618
5.000% due 01/01/2040

Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007	2,775	2,794

5.250% due 07/01/2037		4,412

ILLINOIS 8.9%
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AGC Insured), Series 2008	1,250	1,300
5.000% due 01/01/2038
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	2,444	2,459
6.750% due 12/01/2032	5,438	5,468
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	3,495	3,731
7.000% due 01/01/2028	2,900	2,995
Illinois Finance Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	2,500	2,577
6.000% due 03/01/2037 ^	250	50
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	5,000	5,890
7.125% due 11/15/2037	700	835
Illinois Finance Authority Revenue Bonds, Series 2010
6.000% due 05/01/2028	2,000	2,196
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	37,000	38,726

		66,227

INDIANA 0.7%
Indiana Finance Authority Revenue Bonds, Series 2009
6.000% due 08/01/2039	1,500	1,679
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.800% due 09/01/2047	990	998
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,900	2,320

		4,997

IOWA 3.5%
Iowa Finance Authority Revenue Bonds, Series 2007
6.750% due 11/15/2042	4,500	4,720
Iowa Finance Authority Revenue Bonds, Series 2013
5.250% due 12/01/2025	6,000	6,416
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056	144	2
2.700% due 11/15/2046	769	462
Iowa Finance Authority Revenue Notes, Series 2013
5.500% due 12/01/2022	5,000	5,274
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	10,350	9,153

		26,027

KANSAS 0.2%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	560
Manhattan, Kansas Revenue Bonds, Series 2007
5.000% due 05/15/2036	850	834

		1,394

KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,136

LOUISIANA 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	861
6.000% due 10/01/2044	1,000	1,155
6.500% due 11/01/2035	450	520
Louisiana Public Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/15/2047	3,300	3,471
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,343

		8,350

MARYLAND 1.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	4,050	4,177
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	1,400	1,539

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 08/15/2041	2,380	2,550

		8,266

MASSACHUSETTS 1.3%
Massachusetts Development Finance Agency Revenue Bonds, Series 2007
6.750% due 10/15/2037	4,610	4,806
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	1,000	1,126
7.625% due 10/15/2037	570	632
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	2,900	3,286

		9,850

MICHIGAN 0.7%
Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	1,080
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037	800	456
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	3,000	3,880

		5,416

MINNESOTA 0.4%
North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	2,640	2,838
St Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	400	444

		3,282

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999
5.000% due 07/01/2024	40	41

MISSOURI 1.6%
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	550	578
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	10,923

		11,501

NEVADA 1.4%
Clark County, Nevada General Obligation Bonds, Series 2006
4.750% due 11/01/2035	10,000	10,425

NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009
6.125% due 10/01/2039	2,000	2,142

NEW JERSEY 5.1%
Burlington County, New Jersey Bridge Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	950	961
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 05/15/2028	525	307
New Jersey Economic Development Authority Revenue Bonds, Series 2010
5.875% due 06/01/2042	2,000	2,192
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 10/01/2021	4,000	4,440
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,500	1,529
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,756
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	4,000	4,632
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,234
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	3,300	2,469
5.000% due 06/01/2041	23,105	17,550

		38,070

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	2,000	2,215

NEW YORK 19.7%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	33,500	37,020
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,880	4,302
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,100	748
New York City, New York Water & Sewer System Revenue Bonds, Series 2005
5.000% due 06/15/2037	2,830	2,918
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
4.750% due 06/15/2035	4,000	4,305
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	2,000	2,226
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	11,505	13,778
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,106
5.625% due 07/15/2047	2,500	2,821
6.375% due 07/15/2049	1,250	1,413
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	11,037
5.750% due 11/15/2051	54,000	62,598
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,750	1,957

		146,229

NORTH CAROLINA 0.1%
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	550	553

NORTH DAKOTA 0.5%
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	3,710	3,925

OHIO 7.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	10,000	7,976
6.500% due 06/01/2047	33,740	28,955
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2030	3,900	4,388
Montgomery County, Ohio Revenue Bonds, Series 2009
6.250% due 11/15/2039	1,000	1,012
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2009
6.750% due 01/15/2039	1,000	1,024
Ohio State Revenue Bonds, Series 2009
5.500% due 01/01/2039	3,000	3,360
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	10,000	10,981

		57,696

OREGON 0.3%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2009
5.500% due 07/15/2035	1,000	1,090
Oregon Department of Administrative Services State Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	1,155	1,241

		2,331

PENNSYLVANIA 8.5%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	7,500	8,134
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	1,000	1,041
6.000% due 07/01/2035	670	700
Harrisburg Authority, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	3,250	1,515
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	500	557
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, (FHA Insured), Series 2010
5.375% due 08/01/2038	8,465	9,512
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	400	427
6.000% due 07/01/2043	850	897
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2043	10,000	11,117
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,052
5.625% due 07/01/2042	7,000	7,317
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	17,000	19,055

Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	541
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010
5.125% due 07/01/2030	1,000	1,066

		62,931

RHODE ISLAND 7.6%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	56,200	56,209

SOUTH CAROLINA 3.2%
Greenwood County, South Carolina Revenue Bonds, Series 2009
5.375% due 10/01/2039	1,000	1,092
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.500% due 12/01/2053	10,000	11,247
South Carolina State Public Service Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	10,000	11,295

		23,634

TENNESSEE 1.9%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.625% due 10/01/2039	1,750	1,934
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	1,000	1,129
Sullivan County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2006
5.250% due 09/01/2036	500	522
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,412
5.000% due 02/01/2027	6,000	6,867

		13,864

TEXAS 20.6%
Aubrey Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2002
5.500% due 02/15/2033	130	130
Austin Trust, Texas General Obligation Bonds, Series 2007
4.750% due 04/01/2036	17,500	18,475
Dallas, Texas Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	2,500	2,711
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	21,000	22,851
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
5.250% due 10/01/2029	3,750	4,339
5.500% due 10/01/2039	12,700	14,241
HFDC of Central Texas, Inc. Revenue Bonds, Series 2006
5.500% due 02/15/2037	700	702
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	10,300	11,280
5.500% due 12/15/2038	10,300	11,538
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	5,000	5,566
5.750% due 01/01/2033	1,200	1,335
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	6,215
5.500% due 09/01/2041	1,300	1,496
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	300
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	3,000	3,482
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	19,380	24,090
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	5,000	5,539
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	10,025	10,302
Texas State General Obligation Bonds, Series 2010
7.653% due 04/01/2037	5,365	6,178
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.875% due 12/01/2036	1,000	1,088
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,181

		153,039

VIRGINIA 0.3%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,142
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	412	11
6.000% due 06/01/2043	1,273	1,168

		2,321

WASHINGTON 2.2%
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	1,300	1,531
Washington Health Care Facilities Authority Revenue Bonds, Series 2007
6.125% due 08/15/2037	13,000	13,827
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	1,000	1,208

		16,566

WEST VIRGINIA 0.6%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
5.375% due 12/01/2038	2,000	2,186
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	2,000	2,122

		4,308

WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	1,000	1,175

Total Municipal Bonds & Notes (Cost $1,000,525)		1,104,029

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.250% due 01/31/2015	800	801

Total U.S. Treasury Obligations (Cost $801)		801

SHORT-TERM INSTRUMENTS 5.1%
REPURCHASE AGREEMENTS (b) 3.9%		28,600

SHORT-TERM NOTES 1.2%
Federal Home Loan Bank
0.076% due 11/19/2014	8,900	8,898

U.S. TREASURY BILLS 0.0%
0.046% due 10/30/2014	200	200

Total Short-Term Instruments (Cost $37,698)		37,698

Total Investments in Securities (Cost $1,039,831)		1,143,367

Total Investments 154.1% (Cost $1,039,831)		$1,143,367
Preferred Shares (49.5%)		(367,000)
Other Assets and Liabilities, net (4.6%)		(34,180)

Net Assets Applicable to Common Shareholders 100.0%		$742,187

Notes to Schedule of Investments (amounts in thousands):

^	Security is in default.

(a)	Security becomes interest bearing at a future date.

Borrowings and other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.060%	08/29/2014	09/02/2014	$28,600	U.S. Treasury Notes 2.625% due 11/15/2020	$(29,189)	$28,600	$28,600

Total Repurchase Agreements						$(29,189)	$28,600	$28,600

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 08/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$839	$0	$839
Municipal Bonds & Notes
Alabama	0	34,417	0	34,417
Arizona	0	92,148	0	92,148
California	0	150,157	0	150,157
Colorado	0	16,833	0	16,833
Connecticut	0	2,567	0	2,567
Florida	0	59,375	0	59,375
Georgia	0	4,412	0	4,412
Illinois	0	66,227	0	66,227
Indiana	0	4,997	0	4,997
Iowa	0	26,027	0	26,027
Kansas	0	1,394	0	1,394
Kentucky	0	1,136	0	1,136
Louisiana	0	8,350	0	8,350
Maryland	0	8,266	0	8,266
Massachusetts	0	9,850	0	9,850
Michigan	0	5,416	0	5,416
Minnesota	0	3,282	0	3,282
Mississippi	0	41	0	41
Missouri	0	11,501	0	11,501
Nevada	0	10,425	0	10,425
New Hampshire	0	2,142	0	2,142
New Jersey	0	38,070	0	38,070
New Mexico	0	2,215	0	2,215
New York	0	146,229	0	146,229
North Carolina	0	553	0	553
North Dakota	0	3,925	0	3,925
Ohio	0	57,696	0	57,696
Oregon	0	2,331	0	2,331
Pennsylvania	0	62,931	0	62,931
Rhode Island	0	56,209	0	56,209
South Carolina	0	23,634	0	23,634
Tennessee	0	13,864	0	13,864
Texas	0	153,039	0	153,039
Virginia	0	2,321	0	2,321
Washington	0	16,566	0	16,566
West Virginia	0	4,308	0	4,308
Wisconsin	0	1,175	0	1,175
U.S. Treasury Obligations	0	801	0	801
Short-Term Instruments
Repurchase Agreements	0	28,600	0	28,600
Short-Term Notes	0	8,898	0	8,898
U.S. Treasury Bills	0	200	0	200

Total Investments	$0	$1,143,367	$0	$1,143,367

There were no significant transfers between Level 1, 2, and 3 during the period ended August 31, 2014.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Directors (the “Board”) of each Fund. The Board has formed a Valuation Committee, whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Funds’ valuation policies, determine in good faith the fair value of the Funds’ portfolio holdings after consideration of all relevant factors, including recommendations provided by the Manager. The Board has delegated responsibility for applying the valuation methods to the Manager. The Manager monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Manager pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Manager monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee may take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time, and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While each Fund’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of December 31, 2013, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2010-2012, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of August 31, 2014, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
PIMCO Municipal Income Fund II	$1,039,831	$112,051	$(8,515)	$103,536

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BPG	BNP Paribas Securities Corp.

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	PSF	Public School Fund

Other Abbreviations:
M-S-R	Mechanical Systems Review

Item 2. Controls and Procedures.

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal & accounting financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund II

By: /s/ Peter G. Strelow

Peter G. Strelow

President, Principal Executive Officer

Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow

Peter G. Strelow

President, Principal Executive Officer

Date: October 28, 2014

By: /s/ William G. Galipeau

William G. Galipeau

Treasurer, Principal Financial & Accounting Officer

Date: October 28, 2014